EuroPac International Value Fund
Class A (Ticker Symbol: EPIVX)
Class I (Ticker Symbol: EPVIX)

EuroPac International Bond Fund
Class A (Ticker Symbol: EPIBX)
Class I (Ticker Symbol: EPBIX)

EuroPac International Dividend Income Fund
Class A (Ticker Symbol: EPDPX)
Class I (Ticker Symbol: EPDIX)

EuroPac Gold Fund
Class A (Ticker Symbol: EPGFX)

Each a series of Investment Managers Series Trust

Supplement dated June 28, 2016 to the Summary Prospectus dated March 1, 2016 and Prospectus dated March 1, 2016

EuroPac Gold Fund

The EuroPac Gold Fund may invest up to 15% of its net assets in private placements and other restricted securities. Accordingly, the following sentence as added to the first paragraph under the section entitled “Principal Investment Strategies” beginning on page 2 of the Summary Prospectus and page 29 of the Fund’s Prospectus:

The Fund may invest up to 15% of its net assets in private placements and other restricted securities.

The following disclosure is added to the section entitled “Principal Risks of Investing” of the Fund’s Summary Prospectus and Prospectus:

Private Placements and Restricted Securities Risk. Private placements and other restricted securities may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. The absence of a liquid trading market may also make it difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss.

The following sentence is added to the first paragraph under the section entitled “EUROPAC GOLD FUND - Principal Investment Strategies” beginning on page 41 of the Fund’s Prospectus:

The Fund may invest up to 15% of its net assets in private placements and other restricted securities.

The following disclosure is added to the section entitled “Principal Risks of Investing in the Funds” beginning on page 42 of the Fund’s Prospectus:

Private Placements and Restricted Securities Risks (with respect to the EuroPac Gold Fund). Private placement securities are securities that have been privately placed and are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the Securities Act or an exemption from registration (such as Rules 144 or 144A).

Investing in private placements and other restricted securities is subject to certain risks. Private placements may be considered illiquid securities. Private placements typically are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of a trading market. Also, the Fund may get only limited information about the issuer of a restricted security, so it may be less able to predict a loss.

EuroPac International Value Fund, EuroPac International Bond Fund, EuroPac International Dividend Income Fund

The following information regarding the investment philosophy of Euro Pacific Asset Management, LLC (the “Advisor”), the investment advisor to Euro Pacific Funds, is added to page 35 of the Prospectus under the section entitled “More Information About the Funds’ Investment Objectives, Principal Investment Strategies and Risks”:

THE EURO PACIFIC INVESTMENT PHILOSOPHY

The Funds are structured to present investors with investment opportunities that reflect the Advisor’s general investment philosophy that due to a long-term build-up of debt in all sectors of the United States accompanied by consistent current account deficits, and the future potential for a continued and long-term decline in the value of the U.S. Dollar against other currencies, investors should allocate a portion of their portfolios to high quality, long-term value-oriented investments in foreign securities.

Thus, for example, the Advisor’s strategies are in general intended to perform well in an environment of U.S. Dollar weakness and can be expected to generally underperform in environments of Dollar strength.

Please file this Supplement with your records.

EuroPac International Value Fund
Class A (Ticker Symbol: EPIVX)
Class I (Ticker Symbol: EPVIX)

EuroPac International Bond Fund
Class A (Ticker Symbol: EPIBX)
Class I (Ticker Symbol: EPBIX)

EuroPac International Dividend Income Fund
Class A (Ticker Symbol: EPDPX)
Class I (Ticker Symbol: EPDIX)

EuroPac Gold Fund
Class A (Ticker Symbol: EPGFX)

Each a series of Investment Managers Series Trust

Supplement dated June 28, 2016 to the
Statement of Additional Information dated March 1, 2016

The following is added to the Funds’ principal investment strategies table on page B-2 of the Funds’ Statement of Additional Information:

Investments and Risks	EuroPac Gold Fund
Private Placements and Restricted Securities	X

The following disclosure is added to the section entitled “PRINCIPAL INVESTMENT STRATEGIES, POLICIES AND RISKS” beginning on page B-1 of the Fund’s Statement of Additional Information:

PRIVATE PLACEMENTS AND RESTRICTED SECURITIES

Private placement securities are securities that have been privately placed and are not registered under the Securities Act of 1933, as amended (the “Securities Act”). They are eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placements typically may be sold only to qualified institutional buyers (or, in the case of the initial sale of certain securities, to accredited investors as defined in Rule 501(a) under the Securities Act), or in a privately negotiated transaction or to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

Private placements and other restricted securities may only be sold in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than that which prevailed when it decided to sell. Restricted securities issued pursuant to Rule 144A under the Securities Act that have a readily available market usually are not deemed illiquid for purposes of the limitation on investment in illiquid securities by the Fund discussed below under “Illiquid Securities.” However, investing in Rule 144A securities could result in increasing the level of the Fund’s illiquidity if qualified institutional buyers become, for a time, uninterested in purchasing these securities.

Investing in private placement and other restricted securities is subject to certain risks. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value due to the absence of a trading market.

The Fund intends to limit the purchase of private placements and other restricted securities, together with other securities considered to be illiquid, to not more than 15% of its net assets.

The section entitled “ILLIQUID AND RESTRICTED SECURITIES” under the heading “OTHER INVESTMENT STRATEGIES, POLICIES AND RISKS” beginning on page B-22 of the Statement of Additional Information is deleted in its entirety and replaced with the following disclosure:

ILLIQUID SECURITIES

The Fund may invest up to 15% of its net assets in illiquid securities, including (i) securities for which there is no readily available market; (ii) securities the disposition of which would be subject to legal restrictions (so called “restricted securities”); and (iii) repurchase agreements having more than seven days to maturity. However, the Fund will not acquire illiquid securities if, as a result, such securities would comprise more than 15% of the value of the Fund’s net assets. The Board or its delegate has the ultimate authority to determine, to the extent permissible under the federal securities laws, which securities are liquid or illiquid for purposes of this 15% limitation. The Board has delegated to the Advisor the day-to-day determination of the illiquidity of any security held by the Fund, although it has retained oversight and ultimate responsibility for such determinations. Although no definitive liquidity criteria are used, the Board has directed the Advisor to consider to such factors as (a) frequency of trading and availability of quotations; (b) the number of dealers willing to purchase or sell the security and the availability of buyers; (c) the willingness of dealers to be market makers in the security; and (d) the nature of trading activity including (i) the time needed to dispose of a position or part of a position and (ii) offer and solicitation methods. A considerable period of time may elapse between the Fund’s decision to sell such securities and the time when the Fund is able to sell them, during which time the value of the securities could decline. Illiquid securities will usually be priced at fair value as determined in good faith by the Board or its delegate. If, through the appreciation of illiquid securities or the depreciation of liquid securities, more than 15% of the value of the Fund’s net assets is invested in illiquid securities, including restricted securities which are not readily marketable, the Fund will take such steps as are deemed advisable, if any, to protect liquidity.

Please file this Supplement with your records.